Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 12 – Related party transactions

a. Accounts receivable – related parties consist of the following:

	Relationship	Nature	December 31, 2022	December 31, 2021

Nanjing Culture Exchange Art Property Exchange Co., Ltd. (“Nanjing Culture”)	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.5% shares of the Company	Receivable from technological service fee revenue	$16,345	$6,070
Jinling Cultural Property Exchange Co., Ltd.(“Jinling Cultural”)	Its major shareholder is also a major shareholder of Jiangsu Yanggu	Receivable from technological service fee revenue	12,966	2,023
Total			$29,311	$8,093

b. Accounts payable – related parties consist of the following:

	Relationship	Nature	December 31, 2022	December 31, 2021

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company	Payable for online advertising expenses	-	1,665
Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Payable for storage fees	28,727	-
Total			$28,727	$1,665

c. Other payables – related parties consist of the following:

Other payables – related parties are those nontrade payables arising from transactions between the Company and its related parties, such as payments paid on behalf of the Company.

	Relationship	December 31, 2022	December 31, 2021

Mun Wah Wan	Chairman of the board of directors of the Company	3,262	-
Total		$3,262	$-

d. Net revenues – related parties consist of the following:

	Relationship	Nature	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.5% shares of the Company	Technological service fee revenue	$29,934	$38,959	$41,571
Jinling Cultural	It is owned by our 11.5% beneficial shareholder, Huajun Gao	Technological service fee revenue	21,542	22,519	21,042
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural	Technological service fee revenue	17,091	21,821	20,390
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”)	It is owned by Huajun Gao and Aimin Kong, each a 11.5% beneficial shareholder of the Company	Technological service fee revenue	-	17,813	-
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Technological service fee revenue	97,758	132,045	130,169
Total			$166,325	$233,157	$213,172

e. Cost of revenues – related party consists of the following:

	Relationship	Nature	Year Ended December 31, 2022	Year Ended December 31, 2021

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Storage fees	$304,400	$730,006

f. Selling and marketing expenses – related party consists of the following:

	Relationship	Nature	Year Ended December 31, 2022	Year Ended December 31, 2021

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Online advertising expenses	$43,590	$359,967

In 2019, the Company entered into advertising contract with Kashi Jinwang Art Purchase E-commerce Co., Ltd. pursuant to which the Company would use advertising space on Kashi Jinwang’s website from January 1, 2019 to December 31, 2022. The Company was charged a yearly advertising fee of approximately $0.18 million adjustable by actual usage, which was approximately 1.7% of the Company’s initial listing value of collectible or artwork at the time when the contract was entered. On May 1, 2020, the contract between the Company and Kashi Jinwang Art Purchase E-commerce Co., Ltd. was amended and the monthly advertising fee was fixed at 1.5% of the initial listing value of collectible or artwork from May 1, 2020 to December 31, 2022. The contract was further amended on June 25, 2020, pursuant to which the fee will be 2.25% of the initial listing value of collectibles or artwork from July 1, 2020 to December 31, 2020, then return back to 1.5% from January 1, 2021 to December 31, 2022.

g. During the years ended December 31, 2022, 2021 and 2020, HKDAEx paid approximately $51,000, $65,000 and $54,000, respectively, to HKFAEx, a company owned by our Chairman for accounting and business administration services.

h. The Company entered into a non-cancellable Office Premises Use Contract with Nanjing Culture and Artwork Property Exchange Co., Ltd. which is controlled by Huajun Gao and Aimin Kong, each is a 11.5% beneficial shareholder of the Company, for an office from January 1, 2020 to December 31, 2020 with a monthly rental of approximately $14,000 including VAT taxes. The Company renewed the lease under the same terms from January 1, 2021 to December 31, 2021 and then renewed again to December 31, 2022. Total rental expense for the years ended December 31, 2022, 2021 and 2020 was approximately $151,000, $158,000 and $148,000, respectively.

i. Other receivables – related party consist of funds which are held in trading platform trust account entrusted with Nanjing Jinwang. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly. As of March 22, 2023, approximately RMB 6.0 million ($ 0.9 million) was returned to the Company.